EQUITY - Change of ownership interest in a subsidiary (Details)	Mar. 23, 2022 USD ($)
Sichuan Senmiao's [ Member]
Equity interests purchased	94.50%
Total consideration	$ 0
Sichuan Senmiao's [ Member]
Ownership interest of parent	94.50%
Ownership interest of noncontrolling interest	5.50%
Change in a parent's ownership interest in a subsidiary	366604.00%
Senmiao Consulting [Member]
Ownership interest terminated	100.00%